SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 12 – SEGMENT INFORMATION

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officers, who reviews financial information presented on a consolidated basis. The CODM uses consolidated operating margin and net income (loss) to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the allocation of budget between cost of revenues, sales and marketing, professional fees, and general and administrative expenses.

The following table presents selected financial information with respect to the Company’s single operating segment for the three months ended March 31, 2026 and 2025:

	For the Three Months Ended
	March 31, 2026	March 31, 2025
Royalty income	$-	$-
Cost of income	-	-
Gross profit	-	-

Operating expenses
General and administrative expenses	997,005	1,067,070
Professional fees	2,810,141	292,131
Total operating expenses	3,807,146	1,359,201
Operating loss	(3,807,146)	(1,359,201)
Operating margin	-100%	-100%

Other income (expenses)
Patent infringement income	325,000	-
Interest income	-	6
Change in fair value of earnout shares liability	-	1,039,282
Change in fair value of warrants liability	208,929	234,195
Shareholder settlement expense	(150,000)	-
Loss on settlement of debt	(6,929)	-
Interest expense	(590,685)	(222,363)
Total other income (expense)	(213,685)	1,051,120
Loss before income tax expense	(4,020,831)	(308,081)
Income tax expense	-	-
Net loss	$(4,020,831)	$(308,081)

The Company had $127,847 and $8,050 in long-lived tangible assets as of March 31, 2026 and December 31, 2025, respectively.

NOTE 12 – SEGMENT INFORMATION

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officers, who review financial information presented on a consolidated basis. The CODM uses consolidated operating margin and net income (loss) to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the allocation of budget between cost of revenues, sales and marketing, professional fees, and general and administrative expenses.

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2025 and 2024:

	For the Years Ended
	December 31, 2025	December 31, 2024
Revenue	$7,138	$-

Operating expenses
General and administrative expenses	3,159,313	396,434
Professional fees	2,092,013	438,461
Total operating expenses	5,251,326	834,895
Operating loss	(5,244,188)	(834,895)
Operating margin	-100%	-100%

Other income (expenses)
Patent infringement income	108,096	-
Interest income	36	13
Change in fair value of earnout shares liability	1,053,084	18,731,514
Change in fair value of warrants liability	803,680	(397,553)
Loss on settlement of debt	(760,302)	-
Forbearance fee expense	-	(13,226,926)
Interest expense	(3,981,641)	(168,886)
Total other income (expense)	(2,777,047)	4,938,162
Income (loss) before income tax expense	(8,021,235)	4,103,267
Income tax expense	-	(200)
Net income (loss)	$(8,021,235)	$4,103,067

The Company’s had $8,050 and $0 in long-lived tangible assets for the years ended December 31, 2025 and 2024, respectively.